UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22158

The Thirty-Eight Hundred Fund, LLC
(Exact name of registrant as specified in charter)

3800 Howard Hughes Parkway, Suite 900 Las Vegas, Nevada			89169-0925
(Address of principal executive offices)			(Zip code)

Joseph R. York The Thirty-Eight Hundred Fund, LLC 3800 Howard Hughes Parkway, Suite 900 Las Vegas, Nevada 89169-0925
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(702) 791-6346

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report(s) to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is as follows:

The Thirty-Eight Hundred Fund, LLC
Semi-Annual Report
May 31, 2011
(unaudited)

The Thirty-Eight Hundred Fund, LLC

The Thirty-Eight Hundred Fund, LLC

Portfolio of Investments

May 31, 2011 (unaudited)

	Principal
Description	Amount	Value
LONG-TERM INVESTMENTS— 88.6%
RESIDENTIAL MORTGAGE-BACKED SECURITIES-AGENCY-9.0%
Federal National Mortgage Association (Fannie Mae) (a)
Pool #898832, 5.50%, 11/01/36	$7,804,249	$8,486,282
Pool #256513, 5.50%, 12/01/36	11,848,290	12,883,742
Pool #922039, 5.50%, 2/01/37	13,306,617	14,452,883
Pool #916976, 5.50%, 4/01/37	12,254,275	13,309,889
Pool #256799, 5.50%, 7/01/37	10,465,974	11,367,540
Pool #936523, 5.50%, 7/01/37	13,221,410	14,360,336
Pool #888638, 5.50%, 9/01/37	6,525,321	7,087,429
Pool #966544, 5.50%, 10/01/37	4,466,762	4,851,541
Pool #947985, 5.50%, 11/01/37	18,866,707	20,491,934
Pool #953397, 5.50%, 11/01/37	11,617,007	12,617,726
Pool #966312, 5.50%, 11/01/37	187,853	204,035
Pool #954918, 5.50%, 12/01/37	4,383,723	4,761,349
Pool #956968, 5.50%, 12/01/37	6,488,165	7,047,073
Pool #959005, 5.50%, 12/01/37	3,583,622	3,892,325
Pool #960376, 5.50%, 12/01/37	10,742,029	11,667,375
Pool #960392, 5.50%, 12/01/37	9,092,914	9,876,201
Pool #965506, 5.50%, 12/01/37	4,551,941	4,944,057
Pool #966418, 5.50%, 12/01/37	7,631,609	8,289,015
Pool #966422, 5.50%, 12/01/37	3,338,784	3,626,395
Pool #967277, 5.50%, 12/01/37	6,177,383	6,709,518
Pool #933343, 5.50%, 1/01/38	2,761,715	2,997,027
Pool #953590, 5.50%, 1/01/38	11,780,907	12,795,745
Pool #954243, 5.50%, 1/01/38	3,463,817	3,762,199
Pool #956507, 5.50%, 1/01/38	3,216,547	3,490,613
Pool #956844, 5.50%, 1/01/38	2,827,545	3,068,466
Pool #956846, 5.50%, 1/01/38	15,777,762	17,122,107
Pool #956847, 5.50%, 1/01/38	11,615,677	12,605,391
Pool #960427, 5.50%, 1/01/38	11,950,384	12,979,821
Pool #960482, 5.50%, 1/01/38	13,919,088	15,118,114
Pool #960511, 5.50%, 1/01/38	22,192,790	24,104,535
Pool #960550, 5.50%, 1/01/38	10,555,972	11,465,291
Pool #960569, 5.50%, 1/01/38	8,237,031	8,946,590
Pool #960718, 5.50%, 1/01/38	16,169,716	17,562,617
Pool #960757, 5.50%, 1/01/38	2,573,676	2,795,379
Pool #961311, 5.50%, 1/01/38	10,173,339	11,040,160
Pool #961347, 5.50%, 1/01/38	21,343,057	23,161,594
Pool #965620, 5.50%, 1/01/38	2,928,958	3,181,266
Pool #966745, 5.50%, 1/01/38	3,079,165	3,341,525
Pool #966758, 5.50%, 1/01/38	2,861,833	3,105,676
Pool #966764, 5.50%, 1/01/38	2,822,543	3,063,038
Pool #967040, 5.50%, 1/01/38	6,227,469	6,758,081
Pool #967985, 5.50%, 1/01/38	3,130,105	3,396,805
Pool #961426, 5.50%, 2/01/38	16,336,387	17,743,646
Pool #961456, 5.50%, 2/01/38	7,064,907	7,666,873
Pool #961491, 5.50%, 2/01/38	15,500,367	16,821,077
Pool #961529, 5.50%, 2/01/38	11,923,674	12,939,631
Pool #961632, 5.50%, 2/01/38	3,114,340	3,379,697
Pool #961691, 5.50%, 2/01/38	3,458,511	3,753,194
Pool #966779, 5.50%, 2/01/38	1,625,646	1,764,159
Pool #968302, 5.50%, 2/01/38	18,184,698	19,734,126
Pool #968328, 5.50%, 2/01/38	6,989,388	7,591,472
Pool #969008, 5.50%, 2/01/38	3,411,176	3,701,826
Pool #969397, 5.50%, 2/01/38	140,826	152,825
Pool #969700, 5.50%, 2/01/38	8,419,511	9,144,789
Pool #972203, 5.50%, 2/01/38	1,897,596	2,059,280
Pool #257123, 5.50%, 3/01/38	3,442,526	3,735,846
Pool #933721, 5.50%, 3/01/38	30,237,115	32,813,472
Pool #953613, 5.50%, 3/01/38	4,667,428	5,065,116
Pool #956868, 5.50%, 3/01/38	3,015,744	3,272,700

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (continued)
Federal National Mortgage Association (Fannie Mae) (continued)
Pool #962281, 5.50%, 3/01/38	$43,781,326	$47,511,718
Pool #962304, 5.50%, 3/01/38	28,381,266	30,799,495
Pool #962344, 5.50%, 3/01/38	38,198,889	41,453,629
Pool #965756, 5.50%, 3/01/38	6,987,888	7,583,292
Pool #972385, 5.50%, 3/01/38	8,420,487	9,137,955
Pool #973028, 5.50%, 3/01/38	4,578,212	4,968,299
Pool #975198, 5.50%, 3/01/38	9,348,550	10,145,094
Pool #975202, 5.50%, 3/01/38	3,119,788	3,385,609
Pool #257161, 5.50%, 4/01/38	17,651,913	19,155,946
Pool #962441, 5.50%, 4/01/38	8,791,336	9,540,402
Pool #976379, 5.50%, 4/01/38	12,198,114	13,237,455
Pool #984745, 5.50%, 6/01/38	5,526,878	6,002,977
Pool #986013, 5.50%, 6/01/38	19,273,127	20,915,296
Pool #986519, 5.50%, 6/01/38	14,228,592	15,440,941
Pool #964380, 5.50%, 7/01/38	3,567,954	3,871,961
Pool #970025, 5.50%, 7/01/38	6,538,616	7,095,739
Pool #981517, 5.50%, 7/01/38	6,786,961	7,403,421
Pool #981723, 5.50%, 7/01/38	8,250,888	8,953,906
Pool #981872, 5.50%, 7/01/38	7,507,193	8,146,844
Pool #982199, 5.50%, 7/01/38	11,959,691	12,978,717
Pool #982664, 5.50%, 7/01/38	13,328,047	14,463,665
Pool #983334, 5.50%, 7/01/38	21,702,002	23,551,123
Pool #985704, 5.50%, 7/01/38	15,273,113	16,574,460
Pool #986043, 5.50%, 7/01/38	10,252,325	11,125,875
Pool #986656, 5.50%, 7/01/38	47,181,606	51,201,719
Pool #986657, 5.50%, 7/01/38	7,210,172	7,824,515
Pool #986686, 5.50%, 7/01/38	6,504,048	7,058,226
Pool #986734, 5.50%, 7/01/38	4,703,257	5,103,998
Pool #257306, 5.50%, 8/01/38	13,735,109	14,905,410
Pool #964528, 5.50%, 8/01/38	16,627,961	18,044,748
Total Residential Mortgage-Backed Securities-Agency (Cost $898,024,946)		995,710,849

RESIDENTIAL MORTGAGE-BACKED SECURITIES-24.3%
Adjustable Rate Mortgage Trust
Series 2004-5, Class 4A1
5.20%, 4/25/35 (b)	12,571,358	12,387,421
Banc of America Funding Corp.
Series 2005-8, Class 1A1
5.50%, 1/25/36	6,793,751	6,990,641
Series 2005-A, Class 4A1
5.05%, 2/20/35 (b)	17,267,620	16,704,402
Series 2005-G, Class A1
5.15%, 10/20/35 (b)	14,071,692	13,871,072
Series 2006-D, Class 5A1
5.68%, 5/20/36 (b)	20,304,916	18,288,739
Series 2007-D, Class 3A1
5.54%, 6/20/37 (b)	8,771,142	7,718,324
Banc of America Mortgage Securities, Inc.
Series 2003-I, Class 2A6
3.23%, 10/25/33 (b)	8,782,199	8,504,532
Series 2004-7, Class 2A3
5.75%, 8/25/34	8,393,827	8,395,951
Series 2004-C, Class 2A1
2.89%, 4/25/34 (b)	19,147,176	17,947,682

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Inc. (continued)
Series 2004-D, Class 2A8
2.88%, 5/25/34 (b)	$24,027,000	$21,523,939
Series 2004-E, Class 2A6
2.87%, 6/25/34 (b)	7,850,141	7,192,127
Series 2004-L, Class 3A1
4.94%, 1/25/35 (b)	12,801,253	12,232,916
Series 2005-G, Class 4A3
5.18%, 8/25/35 (b)	14,231,113	13,932,117
Series 2005-H, Class 3A1
4.99%, 9/25/35 (b)	52,928,400	48,827,455
Series 2005-H, Class 4A2
5.12%, 9/25/35 (b)	11,352,764	10,875,732
Series 2005-J, Class 4A1
5.29%, 11/25/35 (b)	30,726,981	27,564,007
Series 2005-L, Class 4A1
5.48%, 1/25/36 (b)	54,464,427	50,093,221
Series 2006-A, Class 4A1
5.66%, 2/25/36 (b)	11,977,783	11,523,813
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-9, Class 3A2
2.90%, 2/25/34 (b)	2,349,260	2,249,139
Chase Mortgage Finance Trust
Series 2007-A1, Class 7A1
2.83%, 2/25/37 (b)	14,423,646	14,123,432
Citicorp Mortgage Securities, Inc.
Series 2003-6, Class 1A2
4.50%, 5/25/33	1,541,307	1,548,865
Series 2005-5, Class 3A1
5.00%, 8/25/35	10,434,096	10,134,428
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A
5.34%, 8/25/35 (b)	26,593,562	26,037,464
Series 2007-AR 4, Class 1A1A
5.79%, 3/25/37 (b)	25,849,704	22,977,026
Series 2009-6, Class 5A1
6.25%, 11/25/37 (b)(c)	54,670,418	56,848,760
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-7, Class A2
0.59%, 5/25/33 (b)	4,568,893	4,355,288
Series 2003-42, Class 2A4
3.20%, 10/25/33 (b)	15,787,879	13,464,661
Series 2003-56, Class 2A5
3.12%, 12/25/33 (b)	21,661,413	19,628,187
Series 2005-5, Class A6
5.50%, 3/25/35	13,131,147	13,137,804
Series 2005-14, Class A2
5.50%, 7/25/35	7,378,621	7,591,413
Series 2007-1, Class A2
6.00%, 3/25/37	18,522,636	16,079,408

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Countrywide Home Loan Mortgage Pass-Through Trust (continued)
Series 2007-1, Class A4
6.00%, 3/25/37	$16,359,569	$14,454,644
Credit Suisse Mortgage Capital Certificates
Series 2009-4R, Class 1A1
2.31%, 4/25/36 (b)(c)	54,189,536	54,565,773
Series 2009-4R, Class 2A1
5.71%, 4/25/36 (b)(c)	207,905,514	216,635,883
Series 2009-5R, Class 1A1
5.92%, 7/26/49 (b)(c)	204,767,082	211,587,055
Series 2009-5R, Class 2A1
6.03%, 7/26/49 (b)(c)	102,549,175	103,220,462
First Horizon Mortgage Pass-Through Trust
Series 2005-1, Class 1A1
5.00%, 3/25/35	7,740,437	7,837,874
Series 2005-5, Class 1A4
5.50%, 10/25/35	10,475,834	10,442,490
Series 2005-7, Class A9
5.50%, 12/25/35	2,433,370	2,421,388
Series 2005-AR3, Class 3A1
5.52%, 8/25/35 (b)	7,851,907	6,957,324
Series 2006-4, Class 1A15
6.00%, 2/25/37	8,601,452	8,120,450
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 2A1
5.45%, 3/25/37 (b)	26,801,088	20,897,639
Jefferies & Co., Inc.
Series 2009-R1, Class 5A1
5.06%, 5/21/36 (b)(c)	10,725,039	11,042,552
J.P. Morgan Mortgage Trust
Series 2003-A1, Class 4A4
4.64%, 10/25/33 (b)	5,000,000	4,882,585
Series 2004-A3, Class 3A3
4.90%, 7/25/34 (b)	13,402,100	13,165,151
Series 2004-A4, Class 2A2
3.73%, 9/25/34 (b)	5,455,678	5,446,791
Series 2004-S1, Class 1A7
5.00%, 9/25/34	15,047,517	15,546,477
Series 2005-A1, Class 1A1
5.19%, 2/25/35 (b)	15,711,383	15,308,088
Series 2005-A3, Class 6A2
2.79%, 6/25/35 (b)	15,712,960	12,639,756
Series 2005-A5, Class TA1
5.43%, 8/25/35 (b)	85,036,481	83,736,614
Series 2005-S2, Class 2A2
5.25%, 9/25/35	7,043,774	7,066,039
J.P. Morgan Re-Remic
Series 2009-1, Class A1
5.00%, 1/26/21 (c)	28,673,601	29,324,664

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Lehman Mortgage Trust
Series 2008-2, Class 1A11
6.00%, 3/25/38	$66,418,912	$64,998,344
MASTR Adjustable Rate Mortgages Trust
Series 2003-4, Class 2A1
2.51%, 10/25/33 (b)	21,839,071	21,112,573
Merrill Lynch Mortgage Investors Trust
Series MLCC, 2001-A, Class A
0.78%, 4/15/26 (b)	47,734,965	46,830,388
Series MLCC, 2004-A1, Class 2A2
2.55%, 2/25/34 (b)	12,448,497	12,011,443
Series MLCC, 2006-2, Class 4A
5.66%, 5/25/36 (b)	10,293,288	9,805,397
Series MLCC, 2007-1, Class 3A
5.72%, 1/25/37 (b)	12,156,627	10,643,686
Series MLCC, 2007-1, Class 4A2
5.69%, 1/25/37 (b)	5,123,522	5,133,139
Series MLCC, 2007-1, Class 4A3
5.69%, 1/25/37 (b)	16,250,000	16,113,923
Morgan Stanley Re-REMIC Trust
Series 2010-R9, Class 3A
3.25%, 11/26/36 (c)	83,604,680	82,154,641
PHHMC Mortgage Pass-Through Certificates
Series 2008-CIM1, Class 21A1
6.00%, 5/25/38	26,780,115	27,746,207
Series 2008-CIM2, Class 2A1
5.05%, 7/25/38 (b)	19,199,364	19,067,425
Series 2008-CIM2, Class 3A1
5.30%, 7/25/38 (b)	4,037,981	3,922,039
Prime Mortgage Trust
Series 2003-2, Class 1A3
4.75%, 10/25/33	4,176,143	4,204,641
RBSSP Resecuritization Trust
Series 2009-6, Class 3A1
5.00%, 1/26/36 (b)(c)	421,201,285	427,847,000
Sequoia Mortgage Trust
Series 2004-5, Class A1
1.91%, 6/20/34 (b)	9,815,484	9,260,428
Series 2004-6, Class A1
1.99%, 7/20/34 (b)	10,908,457	9,170,860
Series 2007-1, Class 5A1
5.66%, 10/20/46 (b)	30,954,974	27,753,982
Thornburg Mortgage Securities Trust
Series 2003-2, Class A1
0.87%, 4/25/43 (b)	12,048,756	10,997,322
Series 2003-3, Class A4
3.86%, 6/25/43 (b)	16,821,072	16,969,131
Series 2003-4, Class A1
0.51%, 9/25/43 (b)	10,912,478	10,305,832

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Thornburg Mortgage Securities Trust (continued)
Series 2004-1, Class I2A
1.09%, 3/25/44 (b)	$1,018,038	$921,142
Series 2004-4, Class 1A
0.48%, 12/25/44 (b)	3,608,962	3,137,855
WaMu Mortgage Pass-Through Certificates
Series 2007-HY5, Class 3A1
5.68%, 5/25/37 (b)	12,030,477	10,929,772
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-A, Class A5
2.63%, 2/25/33 (b)	2,986,638	2,951,365
Series 2004-EE, Class 3A1
2.88%, 12/25/34 (b)	3,615,970	3,553,963
Series 2004-EE, Class 3A2
2.88%, 12/25/34 (b)	8,464,811	8,472,785
Series 2004-K, Class 1A2
2.80%, 7/25/34 (b)	7,418,096	7,548,016
Series 2004-P, Class 2A1
2.89%, 9/25/34 (b)	5,462,761	5,323,553
Series 2004-Q, Class 1A3
4.88%, 9/25/34 (b)	2,278,756	2,049,899
Series 2004-R, Class 2A1
2.87%, 9/25/34 (b)	9,471,789	8,999,403
Series 2005-AR6, Class A1
5.02%, 4/25/35 (b)	21,674,218	21,473,276
Series 2005-AR16, Class 6A3
2.81%, 10/25/35 (b)	53,640,319	48,582,198
Series 2006-2, Class 1A1
5.00%, 3/25/36	7,006,459	6,696,725
Series 2006-2, Class 1A10
5.50%, 3/25/36	17,126,000	16,341,338
Series 2006-2, Class 3A1
5.75%, 3/25/36	24,540,457	24,063,489
Series 2006-11, Class A8
6.00%, 9/25/36	27,335,495	25,923,672
Series 2006-14, Class A1
6.00%, 10/25/36	18,053,713	17,119,631
Series 2006-AR4, Class 2A4
5.62%, 4/25/36 (b)	39,500,000	37,356,177
Series 2006-AR11, Class A1
5.19%, 8/25/36 (b)	11,174,735	10,354,342
Series 2006-AR17, Class A2
5.54%, 10/25/36 (b)	9,379,279	7,587,227
Series 2007-1, Class A4
5.75%, 2/25/37	5,280,923	5,316,268
Series 2007-6, Class A6
6.00%, 5/25/37	30,098,828	26,826,845
Series 2007-7, Class A1
6.00%, 6/25/37	27,673,104	26,316,817

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2007-13, Class A7
6.00%, 9/25/37	$18,432,986	$17,861,674
Series 2007-14, Class 1A1
6.00%, 10/25/37	32,616,801	31,632,067
Series 2007-14, Class 2A1
5.50%, 10/25/22	12,297,727	12,681,084
Series 2007-16, Class 1A1
6.00%, 12/28/37	51,007,932	53,386,075
Series 2007-AR9, Class A1
6.00%, 12/28/37 (b)	22,074,395	20,813,815
Total Residential Mortgage-Backed Securities (Cost $2,477,399,137)		2,678,318,539

COMMERICAL MORTGAGE-BACKED SECURITIES-30.2%
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class A4
5.92%, 5/10/45 (b)	27,695,000	30,835,740
Series 2006-2, Class AM
5.96%, 5/10/45 (b)	2,710,000	2,866,021
Series 2006-3, Class A4
5.89%, 7/10/44 (b)	29,675,000	32,735,872
Series 2006-3, Class AM
6.08%, 7/10/44 (b)	2,495,000	2,540,157
Series 2006-4, Class A4
5.63%, 7/10/46	6,000,000	6,612,154
Series 2006-5, Class A4
5.41%, 9/10/47	15,555,000	16,873,602
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4
5.90%, 9/11/38 (b)	5,000,000	5,575,385
Series 2006-PW12, Class AJ
5.94%, 9/11/38 (b)	2,600,000	2,518,331
Series 2006-PW13, Class A4
5.54%, 9/11/41	2,170,000	2,386,939
Series 2006-PW14, Class AJ
5.27%, 12/11/38	5,000,000	4,682,480
Series 2007-PW15, Class A4
5.33%, 2/11/44	51,123,000	54,869,850
Series 2007-PW15, Class AM
5.36%, 2/11/44	12,500,000	12,335,743
Series 2007-PW16, Class A4
5.91%, 6/11/40 (b)	103,572,000	114,954,510
Series 2007-PW17, Class A4
5.69%, 6/11/50 (b)	20,000,000	22,082,232
Series 2007-PW18, Class A4
5.70%, 6/11/50	7,500,000	8,250,911
Series 2007-T26, Class A4
5.47%, 1/12/45 (b)	54,350,000	59,958,116

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A4
5.89%, 12/10/49 (b)	$75,000,000	$83,192,618
Series 2008-C7, Class A4
5.82%, 12/10/49 (b)	77,612,805	86,441,464
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD2, Class A4
5.52%, 1/15/46 (b)	20,000,000	21,888,810
Series 2006-CD3, Class A5
5.62%, 10/15/48	14,500,000	15,918,457
Series 2007-CD4, Class A4
5.32%, 12/11/49	79,668,000	85,053,031
Series 2007-CD4, Class A-MFX
5.37%, 12/11/49 (b)	6,770,500	6,592,139
Series 2007-CD5, Class A4
5.89%, 11/15/44 (b)	4,050,000	4,495,012
Commercial Mortgage Pass-Through Certificates
Series 2006-C7, Class A4
5.95%, 6/10/46 (b)	34,500,000	38,442,277
Series 2007-C9, Class A4
6.01%, 12/10/49 (b)	128,891,353	143,717,312
Credit Suisse Commerical Mortgage Trust
Series 2006-C2, Class A3
5.85%, 3/15/39 (b)	2,200,000	2,416,005
Series 2006-C3, Class A3
6.01%, 6/15/38 (b)	12,500,000	13,844,001
Series 2006-C5, Class A3
5.31%, 12/15/39	10,000,000	10,759,259
Series 2007-C1, Class A3
5.38%, 2/15/40	12,500,000	13,203,696
Series 2007-C5, Class A4
5.70%, 9/15/40 (b)	12,782,500	13,739,298
CW Capital Cobalt Ltd.
Series 2006-C1, Class A4
5.22%, 8/15/48	2,850,000	3,064,442
Series 2007-C2, Class A3
5.48%, 4/15/47 (b)	168,812,537	181,050,314
Series 2007-C3, Class A4
6.01%, 5/15/46 (b)	157,295,000	172,577,939
Goldman Sachs Mortgage Securities Corporation II
Series 2007-GG10, Class A4
5.99%, 8/10/45 (b)	57,000,000	61,308,607
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4
6.08%, 7/10/38 (b)	102,660,000	114,461,341
Series 2007-GG9, Class A4
5.44%, 3/10/39	52,162,500	56,494,184
Series 2007-GG11, Class A4
5.74%, 12/10/49	25,000,000	27,004,730

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.48%, 12/12/44 (b)	$12,500,000	$13,650,614
Series 2006-CB14, Class AJ
5.67%, 12/12/44 (b)	10,000,000	8,563,850
Series 2006-CB16, Class A4
5.55%, 5/12/45	7,550,000	8,289,732
Series 2006-CB17, Class A4
5.43%, 12/12/43	113,554,500	124,318,683
Series 2006-CB17, Class AJ
5.49%, 12/12/43 (b)	10,000,000	8,546,161
Series 2006-LDP7, Class A4
6.07%, 4/15/45 (b)	19,968,000	22,308,415
Series 2006-LDP8, Class A4
5.40%, 5/15/45	6,000,000	6,552,124
Series 2006-LDP9, Class A3
5.34%, 5/15/47	14,530,000	15,668,366
Series 2007-C1, Class A4
5.72%, 2/15/51	50,000,000	54,634,250
Series 2007-CB18, Class A4
5.44%, 6/12/47	105,915,000	115,208,108
Series 2007-CB19, Class A4
5.93%, 2/12/49 (b)	14,815,000	16,322,786
Series 2007-CB20, Class A4
5.79%, 2/12/51 (b)	50,000,000	54,982,610
Series 2007-LDPX, Class AM
5.46%, 1/15/49 (b)	16,582,500	16,249,794
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.16%, 2/15/31	1,275,000	1,389,379
Series 2006-C3, Class A4
5.66%, 3/15/39 (b)	7,500,000	8,269,019
Series 2007-C1, Class A4
5.42%, 2/15/40	37,500,000	40,929,251
Series 2007-C1, Class AM
5.46%, 2/15/40	11,624,000	11,852,894
Series 2007-C2, Class A3
5.43%, 2/15/40	18,095,000	19,606,528
Series 2007-C7, Class A3
5.87%, 9/15/45 (b)	186,017,500	205,448,869
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.41%, 7/12/46 (b)	11,700,000	12,733,624
Series 2006-3, Class AM
5.46%, 7/12/46 (b)	10,000,000	10,002,898
Series 2006-4, Class A3
5.17%, 12/12/49 (b)	51,059,500	55,072,363

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust (continued)
Series 2007-5, Class A4
5.38%, 8/12/48	$35,557,000	$37,875,313
Series 2007-6, Class A4
5.49%, 3/12/51 (b)	48,160,000	51,929,705
Series 2007-8, Class A3
6.16%, 8/12/49 (b)	131,633,000	145,058,407
Series 2007-9, Class A4
5.70%, 9/12/49	36,171,000	39,400,090
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A4
5.74%, 8/12/43 (b)	69,750,000	77,136,825
Series 2008-C1, Class A4
5.69%, 2/12/51	2,476,000	2,724,969
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class A4
5.73%, 7/12/44 (b)	16,000,000	17,737,848
Series 2006-HQ10, Class A4
5.33%, 11/12/41	23,950,000	26,072,839
Series 2006-T21, Class AJ
5.27%, 10/12/52 (b)	4,975,000	4,878,865
Series 2007-HQ11, Class A4
5.45%, 2/12/44 (b)	45,415,000	49,390,842
Series 2007-IQ13, Class A4
5.36%, 3/15/44	104,360,000	111,649,870
Series 2007-IQ13, Class AM
5.41%, 3/15/44	25,000,000	24,620,073
Series 2007-IQ14, Class A4
5.69%, 4/15/49 (b)	44,375,000	47,932,770
Series 2007-IQ15, Class A4
6.03%, 6/11/49 (b)	14,875,000	16,423,012
Series 2007-IQ16, Class A4
5.81%, 12/12/49	86,936,200	95,809,535
Series 2007-IQ16, Class AM
6.31%, 12/12/49 (b)	12,750,000	13,222,518
Series 2007-T25, Class A3
5.51%, 11/12/49 (b)	106,540,000	118,615,585
Series 2008-T29, Class A4
6.46%, 1/11/43 (b)	50,000,000	57,911,940
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.82%, 5/15/46 (b)	20,000,000	20,101,490
Total Commerical Mortgage-Backed Securities (Cost $2,709,901,209)		3,324,835,793

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
AUTO LEASE-BACKED SECURITY-0.2%
General Motors Auto Lease Trust
Capital Auto Receivables Asset Trust 2008-SNI
7.74%, 1/31/13 (d)(e)(f)
(Cost $19,152,800)	$19,152,800	$19,272,199

CREDIT CARD-BACKED SECURITIES-4.9%
American Express Credit Account Master Trust
Series 2007-7, Class B
0.37%, 2/17/15 (b)	520,000	518,270
Series 2007-8, Class B
0.90%, 5/15/15 (b)	5,000,000	5,014,827
Bank of America Credit Card Trust
Series 2006-A7, Class A7
0.24%, 12/15/16 (b)	8,000,000	7,941,037
Series 2006-A14, Class A14
0.26%, 4/15/16 (b)	50,000,000	49,832,170
Series 2006-C5, Class C5
0.60%, 1/15/16 (b)	20,355,000	20,156,225
Series 2007-A1, Class A1
5.17%, 6/15/19	15,000,000	17,086,456
Series 2007-A6, Class A6
0.26%, 9/15/16 (b)	2,400,000	2,387,703
Bank One Issuance Trust
Series 2003-A8, Class A8
0.45%, 5/16/16 (b)	25,000,000	25,041,023
Series 2004-A7, Class A7
0.32%, 5/15/14 (b)	20,235,000	20,233,292
Capital One Multi-Asset Execution Trust
Series 2004-C2, Class C2
1.25%, 12/15/16 (b)	5,500,000	5,430,184
Series 2006-A12, Class A
0.26%, 7/15/16 (b)	9,194,000	9,172,818
Series 2007-A1, Class A1
0.25%, 11/15/19 (b)	46,511,000	45,165,600
Series 2007-A4, Class A4
0.23%, 3/16/15 (b)	10,000,000	9,988,686
Series 2007-A7, Class A7
5.75%, 7/15/20	35,700,000	41,523,334
Series 2007-C2, Class C2
0.50%, 11/17/14 (b)	6,000,000	5,972,204
Chase Issuance Trust
Series 2005-A6, Class A6
0.27%, 7/15/14 (b)	31,560,000	31,531,472
Series 2006-C4, Class C4
0.49%, 1/15/14 (b)	30,000,000	29,984,796
Series 2007-A9, Class A9
0.23%, 6/16/14 (b)	35,000,000	34,955,959

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
CREDIT CARD-BACKED SECURITIES (continued)
Chase Issuance Trust (continued)
Series 2007-B1, Class B1
0.45%, 4/15/19 (b)	$40,645,000	$39,613,437
Series 2007-C1, Class C1
0.66%, 4/15/19 (b)	1,000,000	964,064
Series 2008-A13, Class A13
1.81%, 9/15/15 (b)	10,900,000	11,233,952
Citibank Credit Card Issuance Trust
Series 2005-A4, Class A4
4.40%, 6/20/14	25,000,000	26,023,246
Series 2005-A5, Class A5
4.55%, 6/20/17	15,000,000	16,567,102
Series 2007-A8, Class A8
5.65%, 9/20/19	30,000,000	34,657,944
Series 2008-A2, Class A2
1.35%, 1/23/20 (b)	6,965,000	7,310,741
MBNA Credit Card Master Note Trust
Series 2002-C3, Class C3
1.55%, 10/15/14 (b)	5,000,000	5,031,900
MBNA Master Credit Card Trust II
Series 1997-B, Class A
0.36%, 8/15/14 (b)	38,000,000	37,988,109
Total Credit Card-Backed Securities (Cost $463,206,955)		541,326,551

STUDENT LOAN-BACKED SECURITIES-2.7%
Panhandle-Plains Higher Education Authority
Series 2011-1, Class A1
0.76%, 10/1/18 (b)	32,000,000	31,978,640
SLM Private Credit Student Loan Trust
Series 2002-A, Class A2
0.86%, 12/16/30 (b)	32,396,178	30,421,576
Series 2003-A, Class A2
0.75%, 9/15/20 (b)	20,468,733	20,035,121
Series 2003-B, Class A2
0.71%, 3/15/22 (b)	42,718,775	41,632,574
Series 2003-C, Class A2
0.70%, 9/15/20 (b)	40,069,536	38,220,102
Series 2010-C, Class A1
1.85%, 12/15/17 (b)(c)	89,364,912	89,992,977
Series 2011-A, Class A1
1.21%, 10/15/24 (b)(c)	42,000,000	42,094,408
Total Student Loan-Backed Securities (Cost $291,298,175)		294,375,398

OTHER ASSET-BACKED SECURITY—0.3%
Sonic Capital, LLC
Series 2011-1A, Class A2
5.44%, 5/20/41 (c)
(Cost $38,000,000)	38,000,000	38,380,000

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
CORPORATE BONDS-14.7%
AGRICULTURE-0.0% (g)
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	$4,000,000	$4,913,112

AUTO PARTS & EQUIPMENT-0.1%
Johnson Controls, Inc.
5.50%, 1/15/16	5,000,000	5,631,455

BANKS-6.4%
Bank of America Corp.
1.69%, 1/30/14 (b)	50,000,000	50,486,700
7.38%, 5/15/14	65,000,000	74,216,805
7.63%, 6/01/19	50,000,000	59,431,900
Citigroup, Inc.
6.00%, 12/13/13	10,000,000	10,962,030
1.23%, 4/01/14 (b)	30,285,000	30,202,201
4.75%, 5/19/15	15,000,000	16,093,185
Discover Financial Services
7.00%, 4/15/20	5,000,000	5,699,620
First Horizon National Corp.
5.38%, 12/15/15	11,000,000	11,829,818
Fulton Financial Corp.
5.75%, 5/01/17	6,000,000	6,325,830
Goldman Sachs Group (The), Inc.
1.27%, 2/07/14 (b)	125,000,000	124,684,749
Huntington Bancshares, Inc.
7.00%, 12/15/20	5,000,000	5,763,595
JPMorgan Chase & Co.
1.02%, 5/02/14 (b)	31,050,000	31,077,728
KeyCorp
6.50%, 5/14/13	5,000,000	5,462,560
Morgan Stanley
0.48%, 4/19/12 (b)	10,000,000	9,991,380
1.25%, 4/29/13 (b)	40,000,000	39,989,760
2.76%, 5/14/13 (b)	40,000,000	41,169,840
1.87%, 1/24/14 (b)	125,000,000	126,302,250
5.38%, 10/15/15	10,000,000	10,832,760
Regions Financial Corp.
6.38%, 5/15/12	10,000,000	10,287,500
0.48%, 6/26/12 (b)	10,000,000	9,725,900
5.75%, 6/15/15	5,000,000	5,112,500
Silicon Valley Bank
6.05%, 6/01/17	5,170,000	5,885,849
Webster Bank NA
5.88%, 1/15/13 (c)	10,915,000	11,227,442
		702,761,902

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
BUILDING MATERIALS-0.1%
Masco Corp.
7.13%, 8/15/13	$5,000,000	$5,435,340
6.13%, 10/03/16	5,000,000	5,214,520
		10,649,860
COMMERCIAL SERVICES & SUPPLIES—0.1%
Chicago Parking Meters LLC
5.49%, 12/30/20 (c)	12,000,000	11,728,140

COMPUTERS-0.1%
International Business Machines Corp.
7.63%, 10/15/18	5,000,000	6,398,790

DIVERSIFIED FINANCIAL SERVICES-1.9%
American Express Co.
7.25%, 5/20/14	45,000,000	51,767,866
Ameriprise Financial, Inc.
7.30%, 6/28/19	20,000,000	24,461,660
7.52%, 6/01/66 (b)	3,460,000	3,702,200
Bear Stearns Cos., Inc.
0.46%, 2/01/12 (b)	10,000,000	10,012,220
6.95%, 8/10/12	38,000,000	40,771,112
Cantor Fitzgerald, LP
7.88%, 10/15/19 (c)	17,000,000	18,795,744
Capital One Capital VI
8.88%, 5/15/40	8,641,000	8,954,236
Janus Capital Group, Inc.
6.37%, 4/15/14	19,078,000	20,564,939
6.95%, 6/15/17	5,500,000	6,084,100
KKR Group Finance Co.
6.38%, 9/29/20 (c)	10,000,000	10,668,130
Merrill Lynch & Co., Inc.
6.88%, 4/25/18	15,000,000	17,093,430
		212,875,637
ELECTRIC-0.2%
FPL Group Capital, Inc.
7.88%, 12/15/15	15,000,000	18,086,160

ENTERTAINMENT-0.1%
International Game Technology
7.50%, 6/15/19	10,000,000	11,644,320

ENVIRONMENTAL CONTROL-0.0% (g)
Waste Management, Inc.
5.00%, 3/15/14	3,000,000	3,268,563

INSURANCE-3.7%
Alleghany Corp.
5.63%, 9/15/20	5,000,000	5,231,400
Allstate Corp.
6.13%, 5/15/37 (b)	4,000,000	4,050,000

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
INSURANCE (continued)
Alterra USA Holdings Ltd.
7.20%, 4/14/17 (c)	$8,235,000	$8,576,761
American Financial Group, Inc.
9.88%, 6/15/19	12,000,000	15,041,436
AON Corp.
8.21%, 1/01/27	60,160,000	70,526,469
Assurant, Inc.
5.63%, 2/15/14	7,945,000	8,534,932
Chubb Corp.
6.38%, 3/29/67 (b)	9,250,000	9,805,000
Commerce Group, Inc.
5.95%, 12/09/13	25,988,000	27,368,716
Forethought Financial Group
8.63%, 4/15/21 (c)	5,000,000	5,120,855
Genworth Financial, Inc.
7.20%, 2/15/21	7,000,000	7,176,260
7.63%, 9/24/21	3,000,000	3,129,711
Genworth Life Institutional Funding Trust
5.88%, 5/03/13 (c)	15,000,000	15,954,000
Guardian Life Insurance Company of America
7.38%, 9/30/39 (c)	10,000,000	12,284,690
Infinity Property & Casualty Corp.
5.50%, 2/18/14	1,650,000	1,745,632
Markel Corp.
6.80%, 2/15/13	5,000,000	5,376,705
Mutual of Omaha Insurance Co.
6.95%, 10/15/40 (c)	10,000,000	10,793,130
National Life Insurance Co.
10.50%, 9/15/39 (c)	3,000,000	3,937,275
Navigators Group (The), Inc.
7.00%, 5/01/16	5,290,000	5,772,279
NLV Financial Corp.
7.50%, 8/15/33 (c)	5,730,000	5,664,409
Penn Mutual Life Insurance Co.
7.63%, 6/15/40 (c)	15,490,000	17,398,833
Protective Life Corp.
7.38%, 10/15/19	10,000,000	11,500,730
Provident Companies, Inc.
7.00%, 7/15/18	4,406,000	4,987,059
Prudential Financial, Inc.
6.20%, 1/15/15	4,000,000	4,532,204
8.88%, 6/15/38 (b)	19,778,000	24,030,270
Reinsurance Group of America, Inc.
6.45%, 11/15/19	10,000,000	11,143,320
Symetra Financial Corp.
6.13%, 4/01/16 (c)	1,800,000	1,890,862
8.30%, 10/15/37 (b)(c)	29,934,000	30,906,855

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
INSURANCE (continued)
Travelers Companies, Inc.
6.25%, 3/15/37 (b)	$32,313,000	$34,251,780
Unitrin, Inc.
6.00%, 5/15/17	5,000,000	5,384,960
Unum Group
7.13%, 9/30/16	1,000,000	1,164,200
Willis North America, Inc.
6.20%, 3/28/17	8,051,000	8,896,154
7.00%, 9/29/19	10,000,000	11,325,350
W. R. Berkley Corp.
5.88%, 2/15/13	5,739,000	6,078,783
7.38%, 9/15/19	10,000,000	11,704,620
		411,285,640
LODGING-0.1%
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 5/15/18	10,000,000	10,975,000

MACHINERY - CONSTRUCTION & MINING-0.2%
Caterpillar, Inc.
7.90%, 12/15/18	20,000,000	26,143,940

MEDIA-0.2%
Comcast Corp.
6.30%, 11/15/17	8,000,000	9,304,208
5.70%, 5/15/18	5,000,000	5,601,295
Viacom, Inc.
6.25%, 4/30/16	5,000,000	5,783,810
		20,689,313
METAL FABRICATE / HARDWARE-0.0% (g)
Commercial Metals Co.
7.35%, 8/15/18	5,000,000	5,530,940

OFFICE / BUSINESS EQUIPMENT-0.1%
Xerox Corp.
6.35%, 5/15/18	7,000,000	8,085,763

PACKAGING & CONTAINERS-0.1%
Sealed Air Corp.
5.63%, 7/15/13 (c)	5,000,000	5,264,430
7.88%, 6/15/17	4,000,000	4,507,440
		9,771,870
PHARMACEUTICALS-0.1%
Cardinal Health, Inc.
4.00%, 6/15/15	10,000,000	10,506,070

PIPELINES-0.4%
Kinder Morgan Energy Partners, LP
9.00%, 2/01/19	5,000,000	6,489,945
Midcontinent Express Pipeline
6.70%, 9/15/19 (c)	9,700,000	11,074,723

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
PIPELINES (continued)
Plains All American Pipeline, LP
6.50%, 5/01/18	$5,000,000	$5,738,345
Rockies Express Pipeline
6.85%, 7/15/18 (c)	5,000,000	5,673,670
5.63%, 4/15/20 (c)	18,300,000	18,845,615
		47,822,298
RETAIL-0.8%
AutoZone, Inc.
7.13%, 8/01/18	16,000,000	18,882,864
CVS Pass-Through Trust
8.35%, 7/10/31 (c)	19,364,709	23,806,585
Home Depot, Inc.
5.40%, 3/01/16	6,250,000	7,043,963
Nordstrom, Inc.
6.25%, 1/15/18	10,000,000	11,738,630
Yum! Brands, Inc.
6.25%, 3/15/18	20,000,000	23,134,420
		84,606,462
TRANSPORTATION-0.0% (g)
CSX Transportation, Inc.
8.38%, 10/15/14	4,402,019	5,172,901

Total Corporate Bonds (Cost $1,482,497,432)		1,628,548,136

MUNICIPAL BOND-0.5%
North Carolina State Education Authority
Series 2011-2, Class A1
0.71%, 10/26/20 (b)
(Cost $59,882,814)	60,000,000	59,871,600

REAL ESTATE INVESTMENT TRUSTS-0.5%
AMB Property, LP
6.13%, 12/01/16	3,650,000	4,052,427
Brandywine Operations Partnership, LP
5.40%, 11/01/14	3,800,000	4,077,841
6.00%, 4/01/16	2,500,000	2,736,090
Duke Realty, LP
6.25%, 5/15/13	10,000,000	10,842,300
Federal Realty Investment Trust
5.95%, 8/15/14	5,000,000	5,552,755
Kimco Realty Corp.
6.00%, 11/30/12	6,000,000	6,380,166
Mack-Cali Realty Corp.
7.75%, 8/15/19	10,000,000	12,323,000
Regency Centers Corp.
4.95%, 4/15/14	1,375,000	1,461,507
Washington Real Estate Investment Trust
5.13%, 3/15/13	1,900,000	1,955,911
5.35%, 5/01/15	6,345,000	6,971,861
Total Real Estate Investment Trusts (Cost $49,487,546)		56,353,858

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
TERM LOANS-1.3%
CHEMICALS-0.2%
Celanese Holdings, LLC, Tranche C, 3.30%, 10/31/16 (b)	$8,253,269	$8,291,094
ISP Chemco, Inc., New Term Loan B, 1.75%, 6/04/14 (b)	13,192,127	13,039,600
		21,330,694
COMMERCIAL SERVICES & SUPPLIES-0.1%
Aramark Corp., Letter of Credit-1 Repo, 2.12%, 1/27/14 (b)	319,857	315,456
Aramark Corp., Letter of Credit-2 Repo, 0.09%, 7/26/16 (b)	576,165	575,265
Aramark Corp., Term Loan B Extended, 3.56%, 7/26/16 (b)	8,760,974	8,747,289
Aramark Corp., US Term Loan Non-Extended, 2.18%, 1/27/14 (b)	3,970,509	3,915,886
		13,553,896
DIVERSIFIED FINANCICIAL SERVICES-0.0% (g)
Team Finance LLC, Term Loan, 2.31%, 11/23/12 (b)	4,834,184	4,810,013

DIVERSIFIED TELECOMMUNICATION SERVICES-0.0% (g)
Windstream Corp., Term Loan B-1, 1.70%-1.78%, 7/17/13 (b)	2,924,051	2,913,085

ENERGY EQUIPMENT & SERVICES-0.1%
Covanta Energy Corp., 1 st Lien, Synthetic LC, 0.20%, 2/10/14 (b)	2,665,972	2,635,980
Covanta Energy Corp., 1 st Lien, Term Loan B, 1.81%, 2/10/14 (b)	5,198,646	5,140,162
		7,776,142
HEALTH CARE EQUIPMENT & SUPPLIES-0.4%
Bausch & Lomb Inc., Delayed Draw Term Loan, 3.44%, 4/24/15 (b)	752,667	750,405
Bausch & Lomb Inc., Parent Term Loan, 3.44%-3.56%, 4/24/15 (b)	3,096,000	3,086,697
Biomet, Inc., Dollar Term Loan, 3.19%-3.31%, 3/25/15 (b)	19,490,039	19,370,565
Fresenius Medical Care AG & Co. KGaA, Term Loan B, 1.68%, 3/31/13 (b)	2,614,684	2,606,448
Fresenius Medical Care Holdings, Inc., Tranche B Term Loan, 1.68%, 3/31/13 (b)	13,753,532	13,710,209
		39,524,324
HEALTH CARE PROVIDERS & SERVICES-0.0% (g)
HCA, Inc., Tranche B-3 Term Loan, 3.56%, 5/01/18 (b)	3,133,402	3,100,109

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS-0.1%
NRG Energy, Inc., Credit-Linked Deposit Non-Extended, 2.06%, 2/01/13 (b)	2,564,854	2,558,442
NRG Energy, Inc., Term Loan Non-Extended, 2.06%, 2/01/13 (b)	2,996,785	2,989,293
		5,547,735
MACHINERY-0.2%
Bucyrus International, Inc. Tranche C Term Loan, 4.25%, 2/19/16 (b)	19,803,371	19,815,748

MEDIA-0.0% (g)
Catalina Marketing Corp., Initial Term Loan, 2.94%, 10/01/14 (b)	2,757,499	2,728,201
National CineMedia LLC, Term Loan, 1.81%-2.06%, 2/13/15 (b)	2,000,000	1,962,500
		4,690,701
PAPER & FOREST PRODUCTS-0.2%
Georgia-Pacific Corp., Additional Term Loan B, 2.31%, 12/21/12 (b)	1,592,099	1,589,445
Georgia-Pacific Corp., Term Loan B, 2.31%, 12/21/12 (b)	7,320,863	7,308,659
Georgia-Pacific Corp., Term Loan C, 3.56%, 12/23/14 (b)	7,806,890	7,816,648
		16,714,752

Total Term Loans (Cost $131,412,368)		139,777,199

Total Long-Term Investments (Cost $8,620,263,382)		9,776,770,122

The accompanying notes are an integral part of these financial statements.

	Par Value/
Description	Shares	Value
SHORT-TERM INVESTMENTS-14.0%
Money Market Funds-12.2%
Blackrock Liquidity Temp Fund, 0.10% (h)	500,000,000	$500,000,000
Dreyfus Cash Management Fund, 0.10% (h)	346,275,786	346,275,786
DWS Money Market Series Institutional, 0.09% (h)	500,000,000	500,000,000
Total Money Market Funds (Cost $1,346,275,786)		1,346,275,786

Commercial Paper-1.8%
Atlantic Asset Securitization Corp., 0.16%, 6/13/11 (h)	$74,000,000	73,996,053
Gemini Securitization Corp., LLC, 0.17%, 6/13/11 (h)	125,000,000	124,992,916

Total Commercial Paper (Cost $198,988,969)		198,988,969

Total Short-Term Investments (Cost $1,545,264,755)		1,545,264,755

Total Investments-102.6% (Cost $10,165,528,137) (i)		11,322,034,877

Liabilities in excess of other assets-(2.6)%		(290,502,970)
Net Assets-100.0%		$11,031,531,907

Maturity dates represent the final maturity date for all securities.

(a)         Fannie Mae remains in conservatorship since the Federal Housing Agency put it there on September 7, 2008.

(b)        Floating rate security. Rate disclosed was in effect at May 31, 2011.

(c)         Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyer. At May 31, 2011, the value of these securities amounted to 1,593,306,324 or 14.4% of net assets.

(d)        Security fair-valued in accordance with procedures established by the Valuation Committee under the general supervision of the Board of Directors. At May 31, 2011, the value of these securities amounted to $19,272,199 or 0.2% of net assets.

(e)         Restricted security (See Note 2).

(f)           Security is expected to be paid off before maturity date.

(g)        Less than 0.05%.

(h)        Represents annualized 7-day yield at May 31, 2011.

(i)            Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Aggregate gross unrealized appreciation	$1,178,286,861
Aggregate gross unrealized depreciation	(21,780,121)
Net unrealized appreciation	$1,156,506,740

The accompanying notes are an integral part of these financial statements.

At May 31, 2011, the Fund’s portfolio composition was as follows:

Percentage of
Net Assets
Commercial Mortgage-Backed Securities	30.2%
Residential Mortgage-Backed Securities	24.3%
Corporate Bonds	14.7%
Short-Term Investments	14.0%
Residential Mortgage-Backed Securities—Agency	9.0%
Credit Card-Backed Securities	4.9%
Student Loan-Backed Securities	2.7%
Term Loans	1.3%
Municipal Bond	0.5%
Real Estate Investment Trusts	0.5%
Other Asset-Backed Security	0.3%
Auto Lease-Backed Security	0.2%
Total Investments	102.6%
Liabilities in excess of other assets	(2.6)%
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statement of Assets and Liabilities

May 31, 2011 (unaudited)

Assets:
Investments in securities at value (cost $10,165,528,137)	$11,322,034,877
Cash	7,485
Interest receivable	49,588,986
Dividends receivable	119,707
Other assets	684,106
Total Assets	11,372,435,161

Liabilities:
Payable for investment securities purchased	61,773,660
Management fees payable	189,218
Interest expense payable	17,762
Other liabilities	222,614
Floating rate notes	278,700,000
Total Liabilities	340,903,254
Net Assets	$11,031,531,907

Components of Net Assets:
Paid-in capital	$9,870,158,301
Common shares ($1,000,000 par value per share)	5,000,000
Accumulated net realized loss on investments	(133,134)
Net unrealized appreciation on investments	1,156,506,740
Net Assets	$11,031,531,907

Common Shares Outstanding (10 Common Shares Authorized)	5
Net Asset Value, Per Common Share	$2,206,306,381.40

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statement of Operations

For the Six Months Ended May 31, 2011 (unaudited)

Investment Income:
Interest	$342,711,088
Dividends	895,101
Total Investment Income	343,606,189

Expenses:
Interest expense	4,564,394
Management fees	1,145,238
Administration, accounting, transfer agent and custody fees	525,195
Professional fees	174,751
Compliance service fees	71,803
Treasurer service fees	56,895
Directors’ fees	33,932
Distribution fees	30,720
Miscellaneous	27,375
Total Expenses	6,630,303
Net Investment Income	336,975,886

Realized and Unrealized Gain:
Net realized loss on investments	(2,642,938)
Net change in unrealized appreciation/(depreciation) on investments	53,043,396
Net Realized and Unrealized Gain	50,400,458

Net Increase in Net Assets Resulting from Operations	$387,376,344

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statements of Changes in Net Assets

	For the Six Months
	Ended	For the Year
	May 31, 2011	Ended
	(unaudited)	November 30, 2010
Operations:
Net investment income	$336,975,886	$765,450,415
Net realized gain/(loss) on investments	(2,642,938)	457,105
Net change in unrealized appreciation/(depreciation) on investments	53,043,396	614,977,318
Net increase in net assets resulting from operations	387,376,344	1,380,884,838

Distributions To Shareholder From:
Net investment income	(1,033,226,838)	(11,490,029)
Net realized gain	—	(2,507,546)
Return of capital (Note 2)	(716,773,162)	—
Total distributions to shareholder	(1,750,000,000)	(13,997,575)

Increase/(decrease) in net assets	(1,362,623,656)	1,366,887,263

Net Assets:

Beginning of period	12,394,155,563	11,027,268,300

End of period	$11,031,531,907	$12,394,155,563

Undistributed net investment income/(distribution in excess of net investment income)	$(716,773,162)	$696,250,952
Common Share Transaction:
Common shares outstanding, beginning of period	5	5
Common shares sold	—	—
Common shares outstanding, end of period	5	5

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statement of Cash Flows

For the Six Months Ended May 31, 2011 (unaudited)

Cash Flows from Operating Activities
Net increase in net assets resulting from operations	$387,376,344
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchase of long-term investment securities	(756,703,062)
Proceeds from sale of long-term investment securities	1,425,683,865
Net sales of short-term investments	730,318,487
Net realized loss on investments	2,642,938
Net change in unrealized (appreciation)/depreciation on investments	(53,043,396)
Net amortization of premiums and accretion of discounts on debt instruments	(43,587,562)
(Increases)/decreases in operating assets:
Interest receivable	2,003,370
Dividends receivable	56,522
Other assets	1,298,706
Increases/(decreases) in operating liabilities:
Payable for investment securities purchased	54,125,960
Interest expense payable	(20)
Management fees payable	(5,568)
Other liabilities	(159,099)
Net cash provided by (used in) operating activities	1,750,007,485
Cash Flows from Financing Activities
Distributions paid to shareholder	(1,750,000,000)
Net cash used in financing activities	(1,750,000,000)
Net increase in cash	7,485

Cash at Beginning of Period	—
Cash at End of Period	$7,485

Supplemental disclosures of cash flow information
Cash paid during the period for interest	$3,244,224

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements

May 31, 2011 (unaudited)

1. Organization

The Thirty-Eight Hundred Fund, LLC (the “Fund”) (previously Jerboa Funding, LLC) was formed as a limited liability company under the laws of the State of Delaware on April 15, 2003. On December 28, 2007, the Fund changed its name and filed a registration statement under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund commenced full scale investment activities on February 14, 2008. The Fund currently has one direct beneficial owner, Thirty-Eight Hundred Investments Limited (the “Feeder Fund”), a Cayman Islands exempted company, that owns all of the outstanding common shares. In turn, all of the common shares are indirectly beneficially owned by Wells Fargo & Company (“Wells Fargo”). The Feeder Fund may from time to time make additional paid-in capital contributions to the Fund without receiving additional common shares. These additional capital contributions are reflected on the Statements of Changes in Net Assets as contributed additional paid-in capital. The Fund has no present intention of offering additional common shares.

The Fund’s primary investment objective is to maximize total returns while seeking to maintain relative stability of principal and adequate liquidity.

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Changes in economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially. The following summarizes the significant accounting policies of the Fund:

As of May 31, 2011, a portion of the distribution to shareholders in the previous quarter represents a return of capital. The $716,773,162 reported in the financial statements as return of capital was calculated based on GAAP (“Generally Accepted Accounting Principles”) which treats distributions in excess of the accumulated earnings as of the date of the financial statements as a return of capital. However, for U.S. federal income tax purposes, the amount attributable to earnings will be based on calendar year results. Therefore, federal income tax characterization will not be finally determined until after December 31, 2011. In early 2012, the shareholder will receive the tax reporting indicating the appropriate tax character of all distributions paid by the Fund in 2011.

Valuation of Investments – The securities of the Fund are carried at their fair value. Security prices are generally provided by outside pricing services approved by the Fund’s Board of Directors (“Directors”). The pricing services may value securities based on observable transactions in debt obligations, quotations from dealers, market transactions in comparable securities and various other relationships between securities. When market quotations are not readily available, including circumstances under which Wells Capital Management Incorporated (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, the portfolio security is valued at its fair value as determined in good faith under procedures established by the Fund’s valuation committee and under the general supervision of the Directors. Fair value estimates are made at a point in time based on recent market data as well as the best information available about the portfolio securities.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

May 31, 2011 (unaudited)

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day where such securities are of the highest credit quality. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

Loans are valued at the average of bid quotations obtained from a pricing service. The Fund has engaged an independent pricing service to provide market value quotations from dealers in loans. As of May 31, 2011, all investments in term loans were valued based on prices from such services.

The Fund is subject to fair value accounting standards that define fair value, establish a framework for measuring and provide a three-level hierarchy for valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows: Level 1 - quoted prices in active markets for identical securities, Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. With respect to the Fund, during the six-month period ended May 31, 2011, there were no significant transfers between investment levels. The following is a summary of the inputs used as of May 31, 2011, in valuing the Fund’s assets carried at fair value:

Investments	Level 1	Level 2	Level 3	Total

Residential Mortgage-Backed Securities-Agency	$—	$995,710,849	$—	$995,710,849
Residential Mortgage-Backed Securities	—	2,678,318,539	—	2,678,318,539
Commercial Mortgage-Backed Securities	—	3,324,835,793	—	3,324,835,793
Auto Lease-Backed Security	—	—	19,272,199	19,272,199
Credit Card-Backed Securities	—	541,326,551	—	541,326,551
Student Loan-Backed Securities	—	294,375,398	—	294,375,398
Other Asset-Backed Securities	—	38,380,000	—	38,380,000
Municipal Bond	—	59,871,600	—	59,871,600
Corporate Bonds	—	1,628,548,136	—	1,628,548,136
Real Estate Investment Trusts	—	56,353,858	—	56,353,858
Term Loans	—	139,777,199	—	139,777,199
Money Market Funds	1,346,275,786	—	—	1,346,275,786
Commercial Paper	—	198,988,969	—	198,988,969
Total Investments	$1,346,275,786	$9,956,486,892	$19,272,199	$11,322,034,877

Fair value estimates for certain auto lease-backed securities for which limited observable market data is available are based on judgments regarding the current economic environment, observable spreads of auto loan-backed securities, collateral, credit, interest rate risks and other such factors. These estimates involve significant uncertainties and judgments and cannot be determined with precision. The Investment Adviser uses observable spreads of auto loan-backed securities and then adjusts those spreads by factors that are related to the differences attributable to the auto lease-backed securities and the differences between domestic and foreign issuers. These spreads are also adjusted for risk and liquidity to arrive at a fair value of the auto lease-backed

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

May 31, 2011 (unaudited)

securities. The changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Auto Lease-Backed Securities

Balance as of November 30, 2010	$513,478,392
Accrued Accretion / (Amortization)	—
Change in Unrealized Appreciation / (Depreciation)	(8,451,295)
Gross Purchases	—
Gross Sales/Paydowns	(485,754,898)
Realized Gain / (Loss)	—
Transfers In / (Out)	—
Balance as of May 31, 2011	$19,272,199

The net change in unrealized appreciation (depreciation) for investments still held as of May 31, 2011 is $ (353,560).

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Accounting for Investments and Investment Income – Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined by the use of the specific identified cost method. Discounts are accreted and premiums are amortized using the effective interest method over the life of the respective securities and are included in interest income. Interest income is accrued daily. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally cease any additional interest income accrual and consider the realizability of interest accrued up to the date of default. Dividend income is recorded on the ex-dividend date.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

May 31, 2011 (unaudited)

Loan Assignments, Participations and Commitments – The Fund invests in loan assignments and loan participations. Loan assignments and participations are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. Such loan assignments and participations are typically senior, secured and collateralized in nature. The Fund records an investment on trade date and begins to accrue interest when the borrower withdraws money. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread.

The loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

The Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and the borrower (“intermediate participants”). In the event that the borrower, selling participant or intermediate participants become insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Unfunded loan commitments represent the remaining obligations of the Fund to the borrowers. At any point in time, up to the maturity date of an issue, the borrower may demand the unfunded portion. The Fund records these commitments on the trade date and begins to accrue interest on the date the commitment is funded. As of May 31, 2011, the Fund had no unfunded loan commitments.

Repurchase Agreements – A repurchase agreement, which provides a means for the Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases a security, usually in the form of a debt obligation (the “Obligation”) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The Fund’s custodian receives collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest. In the event of the seller’s default of the Obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the Obligation. Realization and/or retention of the collateral may be subject to legal proceedings.

Restricted Securities – A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The Fund does not have the right to demand that such securities be registered. Disposal of these securities may involve time consuming negotiations and expenses and it may be difficult to obtain a prompt sale at an acceptable price.

As of May 31, 2011, the Fund held the following restricted security:

		Principal
	Date of	Amount	Cost	Value	Percentage
Security	Acquisition	05/31/11	05/31/11	05/31/11	of Net Assets
General Motors Auto Lease Trust
Capital Auto Receivables Asset Trust 2008-SNI
7.74%, 1/31/13	9/25/08	$19,152,800	$19,152,800	$19,272,199	0.2%

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

May 31, 2011 (unaudited)

Securities Traded on a To-Be-Announced Basis – The Fund may transact in To-Be-Announced Securities (“TBAs”). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date, utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund. At May 31, 2011, the Fund held no TBAs.

Federal Taxes – The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund is subject to tax standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending December 31, 2008, 2009 and 2010 remain open to federal and state audit. As of May 31, 2011, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. The Fund intends to make cash distributions of all or a portion of its income to common shareholders at the discretion of the Directors at least annually. The Fund may pay capital gain distributions annually, if available.

3. Investment Management Fee

Investment advisory services are provided to the Fund by the Investment Adviser, an indirect wholly-owned subsidiary of Wells Fargo, pursuant to an Investment Management Agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement the Investment Adviser, subject to the oversight of the Fund’s Directors, is responsible for managing the Fund’s assets.

Pursuant to the Advisory Agreement, the Fund has agreed to pay the Investment Adviser a management fee for the services and facilities provided by the Investment Adviser, payable on a monthly basis, based on a fund-level fee, as described below.

Average Daily Value of Assets Under Management	Fee Rate
Up to $1 billion	0.05%
$1 billion to $3 billion	0.03%
$3 billion to $6 billion	0.02%
$6 billion and over	0.01%

For the six months ended May 31, 2011, the Investment Adviser earned fees from the Fund in the amount of $1,145,238.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

May 31, 2011 (unaudited)

4. Other Service Providers

The Bank of New York Mellon (“BNYMellon”) and related entities provide administration, accounting, custody, transfer agency and other services to the Fund. The Fund pays BNYMellon a bundled fee payable monthly in arrears at the annual rate equal to 0.0075% of the Fund’s net assets.

Foreside Distribution Services, L.P. (the “Distributor”) provides distribution services to the Fund. The Distributor is not affiliated with the Investment Adviser, BNYMellon, or their affiliated companies.

Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides the Fund with a Principal Financial Officer/Treasurer.

IM Compliance, LLC (“IM Compliance”) provides the Fund with a Chief Compliance Officer as well as certain additional compliance support functions.

Neither BNYMellon, the Distributor, FMS nor IM Compliance have a role in determining the investment policies or which securities are purchased or sold by the Fund.

In connection with the Directors’ responsibility for the overall management and supervision of the Fund’s affairs, the Directors meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with service providers for the Fund and review the Fund’s performance.

The Fund pays the compensation for its Directors who are not “interested persons,” as that term is defined in the 1940 Act, of the Fund (“Independent Directors”). Each Independent Director receives an annual retainer of $36,000 and is reimbursed by the Fund for travel and out-of-pocket expenses in connection with their attendance at meetings. Prior to February 9, 2011, the annual retainer fee was $30,000. The Directors who are interested persons of the Fund receive no compensation from the Fund.

5. Issuance of Floating Rate Notes

The Fund has received authorization from the Directors to offer, issue and sell Floating Rate Notes (“Notes”). On August 31, 2010, Notes with a principal amount of $278,700,000 were issued with a maturity date of August 30, 2011. The outstanding principal balance of the Notes bears an interest rate of the U.S. dollar three-month LIBOR plus 2.00% per annum. At May 31, 2011, the rate in effect for the Notes was 2.254%. During the six months ended May 31, 2011, the interest rates of the Notes ranged from 2.254% to 2.3105%, and the Fund incurred interest expense of $3,244,205.

Wells Fargo has guaranteed to pay to the Fund, for the exclusive benefit of the holders of the outstanding Notes, to the fullest extent permitted by law, an amount of cash (“Guarantee Payment”) equal to all principal and interest payable by the Fund under the outstanding Notes to the holders of the Notes on their due date, for payment in accordance with the terms of the outstanding Notes. The Guarantee Payment will be paid to the Fund if the Fund has insufficient funds available to meet its payment obligations for any principal of or interest on an outstanding Note when due and owing in accordance with the terms thereof.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

May 31, 2011 (unaudited)

6. Placement Agency Agreement

The Fund entered into placement agency agreements with Barclays Bank PLC in connection with the offering, issuance and private sale of the Notes. In accordance with these placement agency agreements, the Fund paid Barclays Bank PLC $2,500,000 per each issuance of the Notes. These payments were capitalized and amortized through the maturity of each of the Notes and the amounts are classified within interest expense on the Statement of Operations. The unamortized balance is included on the Statement of Assets and Liabilities under other assets.

7. Federal Income Tax

At November 30, 2010, the components of accumulated earnings on tax-basis were as follows:

Undistributed	Accumulated	Net Unrealized	Unrealized	Unrealized	Total
Net Investment	Undistributed	Appreciation on	Appreciation	Depreciation on	Accumulated
Income	Long Term Gain	Investments	on Investments	Investments	Earnings
$686,756,732	$12,004,024	$1,103,463,344	$1,136,712,839	$(33,249,495)	$1,802,224,100

At November 30, 2010, the cost of investments for Federal income tax purposes was $ 11,523,882,803.

Distributions to Shareholders

The Fund distributed $750,000,000 and $1,000,000,000 on December 30, 2010 and April 26, 2011, respectively. Distributions of $11,490,029 and $2,507,546 paid during the fiscal year ended November 30, 2010 were characterized as ordinary income and long-term capital gain, respectively.

8. Security Transactions

The cost of purchases and proceeds from sales of securities for the six months ended May 31, 2011, excluding U.S. Government and short-term investments, were $756,703,062 and $1,234,928,467, respectively. The cost of purchases and proceeds from sales of U.S. Government securities for the six months ended May 31, 2011 were $0 and $190,755,398, respectively.

9. Capital Stock

During the six months ended May 31, 2011, there were no capital share transactions.

10. Risk Involved in Investing in the Fund

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of losses to be remote.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

May 31, 2011 (unaudited)

The Fund invests in both residential and commercial mortgage-backed securities (“MBS”). MBS are securities backed by mortgages from which investors receive payments out of the interest and principal on the underlying mortgages. MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages in the event that interest rates decline. If the Fund buys MBS at a premium, mortgage foreclosures and prepayments of principal by mortgagors may result in some loss of the Fund’s principal investment to the extent of the premium paid. Alternatively, in a rising interest rate environment, the value of MBS may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of MBS may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole. In addition, MBS are subject to the credit risk associated with the performance of the underlying mortgage properties. In certain instances, third-party guarantees or other forms of credit support can reduce the credit risk. If the Fund purchases MBS that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied.

11. Subsequent Event

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available. Management has determined that there are no material events, that would require disclosure in the Fund’s financial statements.

The Thirty-Eight Hundred Fund, LLC

Financial Highlights

These financial highlights reflect selected data for a common share outstanding throughout each period.

	For the Six Months				For the Period
	Ended		For the Year	For the Year	January 1, 2008
	May 31, 2011		Ended	Ended	through
	(unaudited)		November 30, 2010	November 30, 2009	November 30, 2008

Net Asset Value, beginning of period	$2,478,831,112.60		$2,205,453,660.00	$1,696,797,814.80	$38,391,405.40

Income from Investment Operations:
Net investment income (a)	67,395,177.20		153,090,083.00	146,514,221.20	76,617,181.60
Net realized and unrealized gain/(loss) on investments	10,080,091.60		123,086,884.60	293,947,463.80	(178,205,659.40)
Total from investment operations	77,475,268.80		276,176,967.60	440,461,685.00	(101,588,477.80)

Distributions paid to shareholder:
Net investment income	(206,645,367.60)		(2,298,005.80)	(234,673,289.60)	—
Net realized gain	—		(501,509.20)	(17,132,550.20)	—
Return of capital	(143,354,632.40)		—	—	(5,112.80)
Total distributions paid to shareholder	(350,000,000.00)		(2,799,515.00)	(251,805,839.80)	(5,112.80)

Effect of contributed additional paid-in capital	—		—	320,000,000.00	1,760,000,000.00

Net Asset Value, end of period	$2,206,306,381.40		$2,478,831,112.60	$2,205,453,660.00	$1,696,797,814.80

Net assets, end of period (000’s omitted)	$11,031,532		$12,394,156	$11,027,268	$8,483,989

Ratio of net investment income to average net assets	5.78	%(f)	6.49%	7.47%	5.61	%(b)(f)

Ratio of expenses to average net assets	0.11	%(f)	0.10%	0.13%	0.11	%(b)(f)

Total Return (c)	3.40	%(e)	12.53%	25.98%	(264.63	)%(b)(e)
Internal Rate of Return (d)	3.40	%(d)(e)	12.53%	24.99%	(7.48	)%(b)

Portfolio Turnover Rate	8	%(e)	14%	24%	75	%(e)

(a)       Calculated based on average shares outstanding during the period.

(b)       Calculated for the period February 14, 2008 (commencement of investment operations) through November 30, 2008.

(c)       The Fund’s total return calculation excludes the effects of the additional paid-in capital contributions from the Fund’s ending net asset value per share.

(d)       The Internal Rate of Return (“ERR”) is computed based on the net asset value at the beginning of the period, the actual dates of all cash inflows (capital contributions) and outflows (cash distributions) during the period, and the ending net asset value at the end of the period.

(e)       Not annualized.

(f)        Annualized.

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Additional Information (unaudited)

May 31, 2011

Proxy Voting Policies, Procedures and Records

A description of the Fund’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund’s proxy voting records for the prior twelve-month period ended June 30 are available, without charge and upon request, by calling collect at (702) 791-6346 and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third quarters of each fiscal year on Form N-Q. Copies of the filings are available without charge and upon request on the SEC’s website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)          The Registrant’s Chief Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b)         There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of the Registrant’s Chief Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, and pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications of the Registrant’s Chief Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(b) under the Act, and pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Thirty-Eight Hundred Fund, LLC

By:	/s/ Joseph R. York

Name:	Joseph R. York

Title:	Chief Executive Officer

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph R. York

Name:	Joseph R. York

Title:	Chief Executive Officer

Date:	July 29, 2011

By:	/s/ Trudance L. C. Bakke

Name:	Trudance L.C. Bakke

Title:	Principal Financial Officer

Date:	July 29, 2011